UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  07/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	EAS Genesis Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 76.1%
	ASSET ALLOCATION FUNDS - 17.1%
96,820	Calamos Growth and Income Fund	$ 2,480,519
174,931	Federated Market Opportunity Fund	1,943,480
217,022	FPA Crescent Fund	4,885,159
291,171	Leuthold Asset Allocation Fund	2,515,713
68,275	Permanent Portfolio	2,412,840
		14,237,711
	DEBT FUND - 2.4%
297,670	Payden High Income Fund	1,970,575

	EMERGING MARKETS - 6.3%
76,499	Matthews China Fund	1,720,468
126,440	Matthews India Fund	1,684,176
289,560	T Rowe Price Africa & Middle East Fund	1,818,434
		5,223,078
	GROWTH - 12.5%
368,807	Hussman Strategic Growth Fund	4,864,571
172,754	Jensen Portfolio/The	3,607,099
92,326	Nakoma Absolute Return Fund *	1,933,296
		10,404,966
	MARKET NEUTRAL - 11.5%
169,281	Calamos Market Neutral Income Fund	1,877,326
116,554	Caldwell & Orkin Market Opportunity Fund	2,432,472
112,330	Diamond Hill Long-Short Fund	1,677,082
178,883	Gabelli ABC Fund	1,708,333
77,110	Gateway Fund	1,862,987
		9,558,200
	SPECIALTY - 6.1%
149,816	Cohen & Steers International Realty Fund Inc.	1,556,583
95,367	Forward Global Infrastructure Fund	1,669,878
156,653	Winslow Green Growth Fund *	1,876,702
		5,103,163
	VALUE - 20.2%
128,728	Ariel Appreciation Fund	3,573,492
111,496	Fairholme Fund	2,978,062
13,001	FBR Focus Fund *	500,000
236,166	FMI Large Cap Fund	2,968,608
115,164	Greenspring Fund Incorporated	2,503,666
198,871	Professionally Managed Portfolios - The Osterweis Fund	4,333,400
		16,857,228

	TOTAL MUTUAL FUNDS ( Cost - $57,360,409)	63,354,921

	EAS Genesis Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2009 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 5.6%
	COMMODITY FUND - 5.6%
15,000	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 574,050
19,700	iShares COMEX Gold Trust *	1,841,950
96,000	PowerShares DB Commodity Index Tracking Fund *	2,211,840
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $4,400,210)	4,627,840

Contracts
	PUT OPTIONS - 0.0%
10	S&P 500 Index @ 925 Expires October 2009
	TOTAL PUT OPTIONS ( Cost - $23,525)	24,100

Shares
	SHORT-TERM INVESTMENTS - 21.0%
	MONEY MARKET FUND - 20.4%
16,951,057	Goldman Sachs Financial Square Funds - Government Fund, 0.03% **	16,951,057

Principal Amount ($)
	U.S. GOVERNMENT - 0.6%
500,000	United States Treasury Bill, 0.17%, 10/22/09	499,807

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $17,450,864)	17,450,864

	TOTAL INVESTMENTS - 102.7% ( Cost - $79,235,008) (a)	$ 85,457,725
	OTHER LIABILITIES LESS ASSETS - (2.7%)	(2,211,383)
	NET ASSETS - 100.0%	$ 83,246,342

* Non-Income producing security.
** Variable rate security. Interest rate shown is as of July 31, 2009.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,334,476
	Unrealized depreciation:	(111,759)
	Net unrealized appreciation:	$ 6,222,717

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	EAS Genesis Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 63,354,921	$ -	$ -	$ 63,354,921
Exchange Traded Funds	$ 4,627,840	$ -	$ -	$ 4,627,840
Options	$ 24,100	$ -	$ -	$ 24,100
Short Term Investments	$ 17,450,864	$ -	$ -	$ 17,450,864
Total	$ 85,457,725	$ -	$ -	$ 85,457,725
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

09/29/09